Stock Buyback Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2014	Mar. 14, 2012
Stockholders' Equity Note [Abstract]
Authorized repurchase amount			$ 4,000
Repurchase of common stock, shares		561,409
Repurchase of common stock, value		$ 1,411
Repurchased common stock, average price per share		$ 2.51